GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 48.5%
Aerospace & Defense(a) – 1.0%
Boeing Co.
$1,875,000	3.450%		11/01/28	$ 1,756,819
3,432,000	5.150		05/01/30	3,438,212
1,652,000	5.805		05/01/50	1,656,064
Spirit AeroSystems, Inc.(b)
1,170,000	9.375		11/30/29	1,267,800
2,850,000	9.750		11/15/30	2,989,536
TransDigm, Inc.
3,300,000	5.500		11/15/27	3,215,916
2,050,000	6.750	(b)	08/15/28	2,082,861
315,000	4.625		01/15/29	294,169
266,000	4.875		05/01/29	249,037
100,000	7.125	(b)	12/01/31	104,245
Triumph Group, Inc.
2,885,000	7.750		08/15/25	2,886,010
2,055,000	9.000	(b)	03/15/28	2,170,162

				22,110,831

Agriculture – 0.3%
BAT Capital Corp.(a)
7,000,000	4.390		08/15/37	5,907,090
MHP SE(b)
550,000	7.750		05/10/24	525,250

				6,432,340

Airlines – 0.7%
Allegiant Travel Co.(a)(b)
1,035,000	7.250		08/15/27	1,011,630
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
1,717,000	5.750		04/20/29	1,687,004
Delta Air Lines, Inc.(a)
3,600,000	7.375		01/15/26	3,726,396
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(a)(b)
2,155,000	5.750		01/20/26	2,024,924
United Airlines, Inc.(a)(b)
1,625,000	4.375		04/15/26	1,568,986
2,080,000	4.625		04/15/29	1,926,662
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
4,145,000	7.875		05/01/27	3,502,028
1,295,000	9.500		06/01/28	1,097,111

				16,544,741

Auto Parts & Equipment(a) – 0.0%
Tupy Overseas SA
200,000	4.500		02/16/31	168,500

Automotive(a) – 1.6%
Adient Global Holdings Ltd.(b)
2,000,000	7.000		04/15/28	2,044,900
Clarios Global LP/Clarios U.S. Finance Co.(b)
1,850,000	8.500		05/15/27	1,846,226
Dana, Inc.
2,075,000	4.250		09/01/30	1,813,218
Dealer Tire LLC/DT Issuer LLC(b)
5,637,000	8.000		02/01/28	5,583,392

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
Ford Motor Co.
	$3,726,000	3.250%		02/12/32	$ 3,085,762
Ford Motor Credit Co. LLC
	400,000	4.687		06/09/25	394,464
	4,260,000	3.375		11/13/25	4,088,748
	3,111,000	4.950		05/28/27	3,044,922
	1,640,000	3.815		11/02/27	1,538,107
General Motors Co.
	3,000,000	6.600		04/01/36	3,233,160
General Motors Financial Co., Inc.
	1,975,000	5.650		01/17/29	2,015,981
	4,100,000	3.100		01/12/32	3,483,729
Hyundai Capital America(b)
	4,050,000	5.700		06/26/30	4,178,223

					36,350,832

Banks – 5.8%
Absa Group Ltd.(a)(c) (5 yr. CMT + 5.411%)
	960,000	6.375		05/27/26	912,000
Access Bank PLC(b)
	900,000	6.125		09/21/26	826,031
Alfa Bank AO Via Alfa Bond Issuance PLC(a)(d)(e) (5 yr. CMT + 4.546%)
	360,000	5.950		04/15/30	—
Banca Transilvania SA(a)(c) (1 yr. EURIBOR ICE Swap + 5.580%)
EUR	650,000	8.875		04/27/27	741,090
Banco BBVA Peru SA(a)(c) (5 yr. CMT + 2.750%)
	$190,000	5.250		09/22/29	187,209
Banco Continental SAECA(a)
	1,210,000	2.750		12/10/25	1,126,812
Banco Davivienda SA(a)(b)(c) (10 yr. CMT + 5.097%)
	420,000	6.650		04/22/31	295,386
Banco de Bogota SA
	740,000	6.250		05/12/26	727,753
Banco de Credito del Peru SA(a)(b)
	650,000	5.850		01/11/29	657,319
Banco do Brasil SA(a)(c) (10 yr. CMT + 4.398%)
	670,000	6.250		10/29/49	663,300
Banco Industrial SA(a)(b)(c) (5 yr. CMT + 4.442%)
	930,000	4.875		01/29/31	878,559
Banco Internacional del Peru SAA Interbank(a)(c) (5 yr. CMT + 3.711%)
	790,000	4.000		07/08/30	753,216
Banco Mercantil del Norte SA(a)(c)
(5 yr. CMT + 4.643%)
	340,000	5.875	(b)	01/24/27	317,050
(5 yr. CMT + 4.643%)
	460,000	5.875		01/24/27	428,950
(5 yr. CMT + 4.967%)
	690,000	6.750		09/27/24	681,582
Banco Santander SA
	2,000,000	3.490		05/28/30	1,808,140
(1 yr. CMT + 1.600%)
	3,600,000	3.225	(a)(c)	11/22/32	3,009,852

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank Hapoalim BM(a)(c) (5 yr. CMT + 2.155%)
$540,000	3.255%		01/21/32	$ 473,513
Bank Leumi Le-Israel BM(a)(c) (5 yr. CMT + 1.631%)
520,000	3.275		01/29/31	470,113
Bank of America Corp.(a)(c)
(3 mo. USD Term SOFR + 4.160%)
4,000,000	6.100		12/29/49	4,003,120
(Secured Overnight Financing Rate + 1.630%)
1,760,000	5.202		04/25/29	1,772,936
Bank of New York Mellon Corp.(a)(c) (5 yr. CMT + 4.358%)
2,000,000	4.700		09/20/25	1,972,500
Barclays PLC(a)(c)
(1 yr. CMT + 3.000%)
4,810,000	5.746		08/09/33	4,829,625
(5 yr. CMT + 5.431%)
4,800,000	8.000		03/15/29	4,660,080
BNP Paribas SA(b)
2,700,000	4.375		05/12/26	2,642,652
(5 yr. CMT + 4.354%)
3,000,000	8.500	(a)(c)	08/14/28	3,116,160
BPCE SA(b)
4,150,000	4.625		09/12/28	4,066,128
(Secured Overnight Financing Rate + 1.730%)
2,100,000	3.116	(a)(c)	10/19/32	1,711,101
Citigroup, Inc.(a)(c)
(3 mo. USD Term SOFR + 3.728%)
1,250,000	9.107		12/31/49	1,258,475
(3 mo. USD Term SOFR + 4.779%)
1,890,000	6.250		12/29/49	1,883,101
(5 yr. CMT + 3.209%)
3,000,000	7.375		05/15/28	3,050,490
(5 yr. CMT + 3.211%)
2,147,000	7.625		11/15/28	2,198,227
(5 yr. CMT + 3.597%)
1,000,000	4.000		12/10/25	936,540
(Secured Overnight Financing Rate + 1.351%)
3,325,000	3.057		01/25/33	2,840,913
(Secured Overnight Financing Rate + 3.914%)
900,000	4.412		03/31/31	865,728
CoBank ACB(a)(c) (3 mo. USD LIBOR + 4.660%)
5,350,000	6.250		12/29/49	5,238,827
Comerica, Inc.(a)(c) (5 yr. CMT + 5.291%)
1,000,000	5.625		07/01/25	969,260
Credit Bank of Moscow Via CBOM Finance PLC(e)
260,000	4.700	(b)	01/29/25	—
(5 yr. USD Swap + 5.416%)
280,000	7.500	(a)(d)	10/05/27	—
Deutsche Bank AG(a)(c) (5 yr. CMT + 4.524%)
800,000	6.000		10/30/25	732,672
Fifth Third Bancorp(a)(c) (5 yr. CMT + 4.215%)
1,000,000	4.500		09/30/25	944,750
First Bank of Nigeria Ltd. Via FBN Finance Co. BV(b)
200,000	8.625		10/27/25	191,688

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Freedom Mortgage Corp.(a)(b)
	$1,122,000	7.625%	05/01/26	$ 1,117,344
	2,610,000	6.625	01/15/27	2,506,174
Grupo Aval Ltd.(a)
	1,410,000	4.375	02/04/30	1,163,109
Huntington Bancshares, Inc.(a)(c) (7 yr. CMT + 4.045%)
	1,000,000	4.450	10/15/27	901,570
ING Groep NV(a)(c) (5 yr. USD Swap + 4.446%)
	3,000,000	6.500	12/29/49	2,936,160
Intesa Sanpaolo SpA(b)
	8,000,000	5.017	06/26/24	7,951,680
Ipoteka-Bank ATIB
	710,000	5.500	11/19/25	672,725
Itau Unibanco Holding SA(a)(c) (5 yr. CMT + 3.981%)
	500,000	7.721	06/12/24	496,563
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 2.515%)
	2,666,000	2.956	05/13/31	2,349,706
(3 mo. USD Term SOFR + 3.592%)
	4,000,000	6.125	12/31/49	4,002,320
Macquarie Group Ltd.(a)(b)(c) (3 mo. USD LIBOR + 1.372%)
	3,650,000	3.763	11/28/28	3,442,023
Morgan Stanley(a)(c)
	2,500,000	5.875	09/15/26	2,439,050
(Secured Overnight Financing Rate + 1.290%)
	1,950,000	2.943	01/21/33	1,664,481
NBK Tier 1 Financing 2 Ltd.(a)(c) (6 yr. CMT + 2.832%)
	790,000	4.500	08/27/25	755,438
OTP Bank Nyrt(a)(c) (3 mo. EUR EURIBOR + 4.265%)
EUR	780,000	5.500	07/13/25	845,888
PNC Financial Services Group, Inc.(a)(c)
(5 yr. CMT + 3.000%)
	$2,000,000	6.000	05/15/27	1,913,800
(5 yr. CMT + 3.238%)
	3,000,000	6.200	09/15/27	2,939,700
(7 yr. CMT + 2.808%)
	2,000,000	6.250	03/15/30	1,900,300
Popular, Inc.(a)
	1,885,000	7.250	03/13/28	1,952,445
Regions Financial Corp.(a)(c) (5 yr. CMT + 5.430%)
	1,000,000	5.750	06/15/25	979,850
Standard Chartered PLC(a)(b)(c) (5 yr. CMT + 3.805%)
	4,255,000	4.750	01/14/31	3,445,359
Toronto-Dominion Bank(a)(c) (5 yr. CMT + 4.075%)
	2,000,000	8.125	10/31/82	2,084,400
Truist Financial Corp.(a)(c)
(10 yr. CMT + 4.349%)
	2,237,000	5.100	03/01/30	2,071,082
(5 yr. CMT + 4.605%)
	1,000,000	4.950	09/01/25	973,860
(Secured Overnight Financing Rate + 2.050%)
	1,360,000	6.047	06/08/27	1,385,174
U.S. Bancorp(a)(c) (5 yr. CMT + 2.541%)
	1,000,000	3.700	01/15/27	866,240

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS Group AG(a)
$1,726,000	4.282	%(b)	01/09/28	$ 1,680,468
(5 yr. CMT + 4.745%)
1,830,000	9.250	(b)(c)	11/13/28	1,957,569
(5 yr. USD Swap + 4.590%)
4,000,000	6.875	(c)	12/29/49	3,966,080
UniCredit SpA(a)(b)(c) (5 yr. CMT + 4.750%)
1,525,000	5.459		06/30/35	1,429,306
United Bank for Africa PLC
200,000	6.750		11/19/26	186,625
Uzbek Industrial & Construction Bank ATB
850,000	5.750		12/02/24	830,875
Wells Fargo & Co.(a)(c)
(5 yr. CMT + 3.453%)
1,000,000	3.900		03/15/26	936,750
(5 yr. CMT + 3.606%)
1,000,000	7.625		09/15/28	1,051,640
Yapi ve Kredi Bankasi AS(b)
510,000	9.250		10/16/28	537,094
(5 yr. CMT + 5.278%)
450,000	9.250	(a)(c)	01/17/34	459,045

				131,634,741

Beverages(a) – 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS
420,000	3.375	(b)	06/29/28	361,856
950,000	3.375		06/29/28	818,484
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
8,050,000	4.700		02/01/36	7,953,078
Becle SAB de CV
610,000	2.500		10/14/31	480,375
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL(b)
680,000	5.250		04/27/29	632,400
Constellation Brands, Inc.
2,275,000	2.875		05/01/30	2,028,458
3,975,000	2.250		08/01/31	3,309,347
Keurig Dr Pepper, Inc.
1,055,000	3.200		05/01/30	964,207
5,375,000	4.050		04/15/32	5,096,199
308,000	3.800		05/01/50	241,487

				21,885,891

Building Materials(a) – 0.6%
Builders FirstSource, Inc.(b)
1,800,000	5.000		03/01/30	1,724,418
Cemex SAB de CV(c)
(5 yr. CMT + 4.534%)
800,000	5.125	(b)	06/08/26	759,200
(5 yr. CMT + 4.534%)
460,000	5.125		06/08/26	436,540
(5 yr. CMT + 5.157%)
590,000	9.125	(b)	03/14/28	624,190
CP Atlas Buyer, Inc.(b)
2,160,000	7.000		12/01/28	1,924,819

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
GCC SAB de CV(b)
$860,000	3.614%	04/20/32	$ 734,750
Masonite International Corp.(b)
2,075,000	5.375	02/01/28	2,014,742
Standard Industries, Inc.(b)
1,880,000	4.375	07/15/30	1,708,431
4,054,000	3.375	01/15/31	3,443,346

			13,370,436

Chemicals(a) – 1.1%
Ashland, Inc.(b)
3,225,000	3.375	09/01/31	2,739,928
ASP Unifrax Holdings, Inc.(b)
775,000	5.250	09/30/28	503,029
Avient Corp.(b)
1,725,000	7.125	08/01/30	1,771,196
Axalta Coating Systems LLC(b)
3,100,000	3.375	02/15/29	2,755,125
Chemours Co.(b)
4,560,000	4.625	11/15/29	3,988,586
Huntsman International LLC
2,104,000	4.500	05/01/29	2,019,040
Ingevity Corp.(b)
1,305,000	3.875	11/01/28	1,150,749
Minerals Technologies, Inc.(b)
1,695,000	5.000	07/01/28	1,620,454
OCP SA
960,000	5.125	06/23/51	689,760
Olympus Water U.S. Holding Corp.(b)
2,500,000	9.750	11/15/28	2,651,825
Sasol Financing USA LLC
280,000	4.375	09/18/26	260,838
890,000	5.500	03/18/31	744,263
SNF Group SACA(b)
740,000	3.125	03/15/27	684,581
925,000	3.375	03/15/30	793,243
Valvoline, Inc.(b)
885,000	3.625	06/15/31	756,666
WR Grace Holdings LLC(b)
1,855,000	5.625	08/15/29	1,636,277

			24,765,560

Commercial Services – 1.5%
ADT Security Corp.(a)(b)
4,387,000	4.125	08/01/29	4,047,709
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b)
2,557,000	6.625	07/15/26	2,521,739
APi Group DE, Inc.(a)(b)
5,193,000	4.125	07/15/29	4,736,951
575,000	4.750	10/15/29	537,476
APX Group, Inc.(a)(b)
4,286,000	5.750	07/15/29	4,070,114
Bidvest Group U.K. PLC(a)(b)
1,260,000	3.625	09/23/26	1,171,800

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Chesapeake Energy Corp.
	$2,000,000	5.500%		09/15/26	$ 35,000
Garda World Security Corp.(a)(b)
	900,000	7.750		02/15/28	917,784
HealthEquity, Inc.(a)(b)
	1,058,000	4.500		10/01/29	987,865
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS(a)(b)
	893,669	9.500		07/10/36	815,473
Mavis Tire Express Services Topco Corp.(a)(b)
	717,000	6.500		05/15/29	658,751
Mersin Uluslararasi Liman Isletmeciligi AS(a)(b)
	1,660,000	8.250		11/15/28	1,710,319
NESCO Holdings II, Inc.(a)(b)
	3,083,000	5.500		04/15/29	2,889,357
Techem Verwaltungsgesellschaft 674 GmbH(a)
EUR	668,191	6.000		07/30/26	721,233
Verisure Holding AB(a)(b)
	725,000	3.250		02/15/27	755,215
Verisure Midholding AB(a)
	800,000	5.250	(b)	02/15/29	824,574
	1,450,000	5.250		02/15/29	1,494,541
VT Topco, Inc.(a)(b)
	$2,320,000	8.500		08/15/30	2,424,075
Wand NewCo 3, Inc.(a)(b)
	2,944,000	7.625		01/30/32	3,041,034

					34,361,010

Computers(a) – 0.6%
Booz Allen Hamilton, Inc.(b)
	2,513,000	3.875		09/01/28	2,370,111
Dell International LLC/EMC Corp.
	2,475,000	5.300		10/01/29	2,535,266
	2,699,000	8.100		07/15/36	3,326,410
Hewlett Packard Enterprise Co.
	2,730,000	6.200		10/15/35	2,926,478
KBR, Inc.(b)
	1,161,000	4.750		09/30/28	1,069,931
Virtusa Corp.(b)
	2,371,000	7.125		12/15/28	2,089,183

					14,317,379

Distribution & Wholesale(a)(b) – 0.2%
American Builders & Contractors Supply Co., Inc.
	2,760,000	3.875		11/15/29	2,459,215
BCPE Empire Holdings, Inc.
	2,436,000	7.625		05/01/27	2,301,703

					4,760,918

Diversified Financial Services – 2.9%
AerCap Holdings NV(a)(c) (5 yr. CMT + 4.535%)
	1,825,000	5.875		10/10/79	1,810,637
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
	3,625,000	3.000		10/29/28	3,283,126
AG TTMT Escrow Issuer LLC(a)(b)
	1,025,000	8.625		09/30/27	1,062,577

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Air Lease Corp.(a)
$2,750,000	3.750%		06/01/26	$ 2,662,577
Ally Financial, Inc.
4,000,000	8.000		11/01/31	4,427,880
(7 yr. CMT + 3.481%)
3,415,000	4.700	(a)(c)	05/15/28	2,608,240
American Express Co.(a)(c) (5 yr. CMT + 2.854%)
1,000,000	3.550		09/15/26	892,260
Aviation Capital Group LLC(a)(b)
800,000	1.950		01/30/26	746,776
Avolon Holdings Funding Ltd.(a)(b)
3,450,000	5.250		05/15/24	3,445,135
1,300,000	3.250		02/15/27	1,206,153
1,927,000	2.528		11/18/27	1,716,475
Castlelake Aviation Finance DAC(a)(b)
2,420,000	5.000		04/15/27	2,297,112
Charles Schwab Corp.(a)(c)
(5 yr. CMT + 3.168%)
2,875,000	4.000		06/01/26	2,616,221
(5 yr. CMT + 4.971%)
2,250,000	5.375		06/01/25	2,219,670
Discover Financial Services(a)(c) (5 yr. CMT + 5.783%)
1,000,000	6.125		06/23/25	978,380
Global Aircraft Leasing Co. Ltd.(a)(b)(f) (PIK 7.250%, Cash 6.500%)
1,947,294	6.500		09/15/24	1,876,705
Intercorp Financial Services, Inc.(a)
340,000	4.125		10/19/27	313,438
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(a)(b)
3,829,000	5.000		08/15/28	3,452,992
Macquarie Airfinance Holdings Ltd.(a)(b)
1,950,000	8.125		03/30/29	2,023,496
Midcap Financial Issuer Trust(a)(b)
2,567,000	6.500		05/01/28	2,339,718
810,000	5.625		01/15/30	695,531
Nationstar Mortgage Holdings, Inc.(a)(b)
2,651,000	5.500		08/15/28	2,523,672
Navient Corp.(a)
2,388,000	5.500		03/15/29	2,158,036
1,715,000	9.375		07/25/30	1,788,453
NFP Corp.(a)(b)
3,360,000	6.875		08/15/28	3,380,362
OneMain Finance Corp.
1,602,000	7.125		03/15/26	1,623,419
1,643,000	4.000	(a)	09/15/30	1,388,926
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(a)(b)
1,365,000	6.375		02/01/27	1,292,805
Raymond James Financial, Inc.(a)
900,000	4.650		04/01/30	901,710
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(a)(b)
2,305,000	2.875		10/15/26	2,137,058
2,390,000	4.000		10/15/33	2,027,963
United Wholesale Mortgage LLC(a)(b)
3,195,000	5.500		04/15/29	3,019,531

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Universe Trek Ltd.(g)(h)
$400,000	0.000%		06/15/26	$ 412,500

				65,329,534

Electrical – 1.0%
Adani Electricity Mumbai Ltd.
410,000	3.949		02/12/30	349,269
AES Panama Generation Holdings SRL(a)
1,414,216	4.375		05/31/30	1,209,155
Calpine Corp.(a)(b)
4,215,000	3.750		03/01/31	3,676,618
Cikarang Listrindo Tbk. PT(a)
200,000	4.950		09/14/26	192,750
Energuate Trust(a)(b)
470,000	5.875		05/03/27	447,675
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA(a)
200,000	5.375		12/30/30	156,340
Eskom Holdings SOC Ltd.
430,000	7.125		02/11/25	427,313
220,000	6.350	(i)	08/10/28	213,675
458,000	8.450		08/10/28	457,427
Inkia Energy Ltd.(a)
400,000	5.875		11/09/27	384,000
Lamar Funding Ltd.
470,000	3.958		05/07/25	454,137
LLPL Capital Pte. Ltd.
370,116	6.875		02/04/39	355,774
Minejesa Capital BV
260,000	4.625		08/10/30	246,054
Mong Duong Finance Holdings BV(a)
488,814	5.125		05/07/29	456,430
National Central Cooling Co. PJSC
820,000	2.500		10/21/27	737,744
NextEra Energy Operating Partners LP(a)(b)
2,025,000	7.250		01/15/29	2,085,547
NRG Energy, Inc.(a)
2,800,000	3.750	(b)	06/15/24	2,769,200
115,000	5.750		01/15/28	113,795
448,000	3.375	(b)	02/15/29	396,986
Pacific Gas & Electric Co.(a)
1,470,000	3.500		08/01/50	1,026,163
Pike Corp.(a)(b)
2,420,000	5.500		09/01/28	2,320,490
820,000	8.625		01/31/31	867,699
Sempra(a)(c) (5 yr. CMT + 4.550%)
3,335,000	4.875		10/15/25	3,267,666

				22,611,907

Electronics(a)(b) – 0.3%
Imola Merger Corp.
6,867,000	4.750		05/15/29	6,394,207

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics(a)(b) – (continued)
TTM Technologies, Inc.
	$799,000	4.000%		03/01/29	$ 722,368

					7,116,575

Energy-Alternate Sources(a) – 0.0%
Greenko Solar Mauritius Ltd.
	350,000	5.950		07/29/26	342,440
Greenko Wind Projects Mauritius Ltd.
	380,000	5.500		04/06/25	372,400

					714,840

Engineering & Construction(a) – 0.7%
Aeropuerto Internacional de Tocumen SA
	1,040,000	5.125		08/11/61	763,641
Aeropuertos Dominicanos Siglo XXI SA
	1,630,000	6.750		03/30/29	1,629,491
Arcosa, Inc.(b)
	1,221,000	4.375		04/15/29	1,144,199
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners
	950,000	4.050	(b)	04/27/26	859,750
	200,000	4.050		04/27/26	181,000
Dycom Industries, Inc.(b)
	2,764,000	4.500		04/15/29	2,577,181
Global Infrastructure Solutions, Inc.(b)
	4,435,000	5.625		06/01/29	4,048,135
	1,390,000	7.500		04/15/32	1,295,118
IHS Holding Ltd.(b)
	750,000	5.625		11/29/26	673,594
	200,000	6.250		11/29/28	168,000
International Airport Finance SA
	654,388	12.000		03/15/33	663,386
Mexico City Airport Trust
	490,000	3.875		04/30/28	454,367
	320,000	5.500		10/31/46	263,210
	930,000	5.500		07/31/47	762,879

					15,483,951

Entertainment(a) – 1.3%
Boyne USA, Inc.(b)
	2,706,000	4.750		05/15/29	2,479,264
Cinemark USA, Inc.(b)
	1,880,000	5.875		03/15/26	1,861,896
	1,825,000	5.250		07/15/28	1,688,125
Cirsa Finance International SARL(b)
EUR	511,000	6.500		01/30/29	550,857
Light & Wonder International, Inc.(b)
	$500,000	7.000		05/15/28	501,820
Lions Gate Capital Holdings LLC(b)
	2,540,000	5.500		04/15/29	1,931,111
Merlin Entertainments Group U.S. Holdings, Inc.(b)
	1,405,000	7.375		02/15/31	1,407,895
Motion Bondco DAC(b)
	3,250,000	6.625		11/15/27	3,121,430

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
Penn Entertainment, Inc.(b)
	$3,067,000	4.125%	07/01/29	$ 2,634,154
Resorts World Las Vegas LLC/RWLV Capital, Inc.(b)
	600,000	8.450	07/27/30	627,090
SeaWorld Parks & Entertainment, Inc.(b)
	4,880,000	5.250	08/15/29	4,561,580
Six Flags Entertainment Corp.(b)
	1,854,000	5.500	04/15/27	1,844,767
Warnermedia Holdings, Inc.
	2,300,000	4.054	03/15/29	2,177,180
	4,775,000	4.279	03/15/32	4,371,608

				29,758,777

Environmental(a) – 0.6%
Covanta Holding Corp.
	670,000	5.000	09/01/30	570,592
GFL Environmental, Inc.(b)
	6,980,000	4.000	08/01/28	6,395,774
Madison IAQ LLC(b)
	4,294,000	4.125	06/30/28	3,947,904
	485,000	5.875	06/30/29	429,909
Republic Services, Inc.
	2,065,000	2.375	03/15/33	1,698,297

				13,042,476

Food & Drug Retailing – 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	2,595,000	4.625	01/15/27	2,517,980
	1,995,000	5.875	02/15/28	1,992,267
	502,000	4.875	02/15/30	480,570
Bellis Acquisition Co. PLC(a)(b)
GBP	475,000	3.250	02/16/26	568,781
BRF GmbH
	$317,000	4.350	09/29/26	298,773
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)(b)
	2,820,000	8.500	06/01/26	190,688
Kraft Heinz Foods Co.(a)
	2,303,000	5.000	07/15/35	2,304,796
	2,592,000	4.375	06/01/46	2,245,942
Performance Food Group, Inc.(a)(b)
	1,150,000	5.500	10/15/27	1,123,975
Post Holdings, Inc.(a)(b)
	5,984,000	4.625	04/15/30	5,503,904
Sysco Corp.(a)
	5,975,000	5.950	04/01/30	6,337,563
U.S. Foods, Inc.(a)(b)
	2,690,000	4.750	02/15/29	2,551,788
	1,020,000	4.625	06/01/30	950,477

				27,067,504

Forest Products & Paper(a)(b) – 0.0%
Inversiones CMPC SA
	200,000	6.125	06/23/33	200,946

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gaming(a) – 0.1%
Melco Resorts Finance Ltd.
	$630,000	5.625%	07/17/27	$ 593,158
MGM Resorts International
	1,832,000	4.750	10/15/28	1,729,536

				2,322,694

Hand/Machine Tools(a)(b) – 0.1%
Regal Rexnord Corp.
	2,020,000	6.300	02/15/30	2,073,651

Healthcare Providers & Services(a) – 1.3%
CAB SELAS(b)
EUR	1,175,000	3.375	02/01/28	1,153,355
Catalent Pharma Solutions, Inc.(b)
	$1,005,000	3.125	02/15/29	883,505
	840,000	3.500	04/01/30	738,125
Chrome Holdco SAS(b)
EUR	2,100,000	5.000	05/31/29	1,764,513
CHS/Community Health Systems, Inc.(b)
	$1,540,000	6.125	04/01/30	1,015,784
	2,170,000	4.750	02/15/31	1,730,683
DaVita, Inc.(b)
	7,070,000	3.750	02/15/31	5,822,852
Encompass Health Corp.
	1,200,000	4.500	02/01/28	1,147,044
LifePoint Health, Inc.(b)
	2,635,000	5.375	01/15/29	2,082,967
Medline Borrower LP(b)
	3,270,000	3.875	04/01/29	2,961,050
	2,285,000	5.250	10/01/29	2,130,740
Molina Healthcare, Inc.(b)
	1,893,000	3.875	05/15/32	1,631,596
Select Medical Corp.(b)
	1,700,000	6.250	08/15/26	1,700,238
Tenet Healthcare Corp.
	2,000,000	6.250	02/01/27	1,994,160
	3,289,000	6.125	06/15/30	3,289,428

				30,046,040

Home Builders – 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b)
	1,642,000	4.875	02/15/30	1,465,633
Century Communities, Inc.(a)(b)
	4,550,000	3.875	08/15/29	4,096,229
Installed Building Products, Inc.(a)(b)
	800,000	5.750	02/01/28	784,272
KB Home(a)
	1,805,000	7.250	07/15/30	1,863,644
LGI Homes, Inc.(a)(b)
	3,698,000	4.000	07/15/29	3,199,842
PulteGroup, Inc.
	3,000,000	7.875	06/15/32	3,521,250

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Home Builders – (continued)
Taylor Morrison Communities, Inc.(a)(b)
$1,301,000	5.125%	08/01/30	$ 1,242,598

			16,173,468

Home Furnishings(a)(b) – 0.1%
Tempur Sealy International, Inc.
1,515,000	3.875	10/15/31	1,278,251

Household Products(a) – 0.1%
Central Garden & Pet Co.
1,380,000	4.125	10/15/30	1,235,197

Housewares(a) – 0.2%
CD&R Smokey Buyer, Inc.(b)
1,094,000	6.750	07/15/25	1,076,868
Newell Brands, Inc.
1,380,000	6.500	04/01/46	1,113,149
Scotts Miracle-Gro Co.
3,702,000	4.000	04/01/31	3,116,751

			5,306,768

Insurance – 1.2%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
1,550,000	10.125	08/01/26	1,616,061
935,000	8.250	02/01/29	937,899
2,230,000	4.250	02/15/29	2,002,250
2,490,000	6.000	08/01/29	2,282,732
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b)
1,666,000	6.750	10/15/27	1,630,481
5,500,000	6.750	04/15/28	5,550,050
American International Group, Inc.(a)
2,250,000	3.400	06/30/30	2,075,512
BroadStreet Partners, Inc.(a)(b)
2,940,000	5.875	04/15/29	2,789,002
Fidelity & Guaranty Life Holdings, Inc.(a)(b)
2,850,000	5.500	05/01/25	2,826,943
HUB International Ltd.(a)(b)
1,530,000	7.375	01/31/32	1,565,083
Markel Group, Inc.(a)(c) (5 yr. CMT + 5.662%)
1,500,000	6.000	06/01/25	1,484,400
Prudential Financial, Inc.(a)(c) (5 yr. CMT + 3.234%)
1,500,000	6.000	09/01/52	1,494,150
Sagicor Financial Co. Ltd.(a)(b)
790,000	5.300	05/13/28	750,500
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	99,055
USI, Inc.(a)(b)
1,170,000	7.500	01/15/32	1,189,925

			28,294,043

Internet(a) –1.3%
ANGI Group LLC(b)
2,604,000	3.875	08/15/28	2,237,201
Booking Holdings, Inc.
2,850,000	4.625	04/13/30	2,856,641

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Expedia Group, Inc.
	$1,382,000	4.625%		08/01/27	$ 1,371,303
	3,425,000	3.250		02/15/30	3,113,188
Getty Images, Inc.(b)
	3,720,000	9.750		03/01/27	3,723,906
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
	1,305,000	5.250		12/01/27	1,280,831
GrubHub Holdings, Inc.(b)
	3,400,000	5.500		07/01/27	2,967,928
ION Trading Technologies SARL(b)
	1,868,000	5.750		05/15/28	1,719,830
Match Group Holdings II LLC(b)
	1,205,000	5.625		02/15/29	1,177,659
	918,000	3.625		10/01/31	785,707
Meituan
	480,000	3.050		10/28/30	408,182
Newfold Digital Holdings Group, Inc.(b)
	2,402,000	6.000		02/15/29	1,817,089
Prosus NV
	600,000	3.257		01/19/27	551,940
Uber Technologies, Inc.(b)
	1,800,000	6.250		01/15/28	1,809,594
	4,090,000	4.500		08/15/29	3,876,625
United Group BV(b)
EUR	1,225,000	4.625		08/15/28	1,239,091

					30,936,715

Investment Companies(a) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$2,577,000	4.750		09/15/24	2,562,594
	5,743,000	4.375		02/01/29	4,799,540

					7,362,134

Iron/Steel(a) – 0.2%
CAP SA(b)
	200,000	3.900		04/27/31	155,188
Cleveland-Cliffs, Inc.
	2,250,000	5.875		06/01/27	2,234,452
	1,620,000	4.875	(b)	03/01/31	1,459,588
Metinvest BV
	200,000	8.500		04/23/26	157,000

					4,006,228

Leisure Time(a)(b) – 0.2%
Acushnet Co.
	325,000	7.375		10/15/28	337,994
Carnival Corp.
	750,000	7.000		08/15/29	780,337
MajorDrive Holdings IV LLC
	3,925,000	6.375		06/01/29	3,333,267
TUI Cruises GmbH
EUR	1,100,000	6.500		05/15/26	1,178,261

					5,629,859

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – 0.3%
Champion Path Holdings Ltd.
	$200,000	4.850%		01/27/28	$ 175,437
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(b)
	3,795,000	5.000		06/01/29	3,506,656
Marriott International, Inc.
	1,700,000	4.900		04/15/29	1,711,101
Marriott Ownership Resorts, Inc.(b)
	710,000	4.500		06/15/29	638,049
Travel & Leisure Co.(b)
	598,000	6.625		07/31/26	603,280

					6,634,523

Machinery - Construction & Mining(a)(b) – 0.2%
BWX Technologies, Inc.
	1,023,000	4.125		06/30/28	959,768
Vertiv Group Corp.
	2,956,000	4.125		11/15/28	2,748,223

					3,707,991

Machinery-Diversified(a)(b) – 0.4%
Chart Industries, Inc.
	1,735,000	7.500		01/01/30	1,785,454
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC
	2,730,000	9.000		02/15/29	2,730,000
Titan Acquisition Ltd./Titan Co.-Borrower LLC
	588,000	7.750		04/15/26	588,682
TK Elevator Holdco GmbH
	4,509,000	7.625		07/15/28	4,497,322

					9,601,458

Media(a) – 3.0%
Altice Financing SA(b)
	1,848,000	5.000		01/15/28	1,657,046
EUR	2,975,000	4.250		08/15/29	2,815,802
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
	$4,980,000	4.750		03/01/30	4,424,730
	4,800,000	4.750		02/01/32	4,116,576
	6,580,000	4.250		01/15/34	5,240,707
Charter Communications Operating LLC/Charter Communications Operating Capital
	12,000,000	6.384		10/23/35	12,096,000
Cumulus Media New Holdings, Inc.(b)
	2,421,000	6.750		07/01/26	1,552,902
Diamond Sports Group LLC/Diamond Sports Finance Co.(b)(d)
	3,345,000	6.625		08/15/27	225,788
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(b)
	5,980,000	5.875		08/15/27	5,681,120
DISH DBS Corp.(b)
	1,720,000	5.250		12/01/26	1,356,289
iHeartCommunications, Inc.
	4,605,000	8.375		05/01/27	2,873,704
	550,000	4.750	(b)	01/15/28	414,513
LCPR Senior Secured Financing DAC(b)
	3,156,000	5.125		07/15/29	2,772,956

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – (continued)
News Corp.(b)
	$2,470,000	3.875%		05/15/29	$ 2,269,658
Nexstar Media, Inc.(b)
	1,500,000	5.625		07/15/27	1,458,975
Sinclair Television Group, Inc.(b)
	1,210,000	5.125		02/15/27	1,144,539
Sirius XM Radio, Inc.(b)
	820,000	3.125		09/01/26	766,380
	5,020,000	4.000		07/15/28	4,557,457
	2,260,000	3.875		09/01/31	1,885,608
Summer BidCo BV(b)(f) (PIK 10.750%, Cash 10.000%)
EUR	248,000	10.000		02/15/29	270,542
TEGNA, Inc.
	$2,300,000	4.625		03/15/28	2,148,039
Telecomunicaciones Digitales SA
	650,000	4.500		01/30/30	564,688
Townsquare Media, Inc.(b)
	2,038,000	6.875		02/01/26	1,995,365
Urban One, Inc.(b)
	3,900,000	7.375		02/01/28	3,456,843
Ziggo Bond Co. BV(b)
EUR	675,000	3.375		02/28/30	618,425
	$500,000	5.125		02/28/30	421,015
Ziggo BV(b)
	1,628,000	4.875		01/15/30	1,455,758

					68,241,425

Mining – 0.6%
Constellium SE(a)(b)
	2,585,000	3.750		04/15/29	2,328,180
Endeavour Mining PLC(a)
	200,000	5.000	(b)	10/14/26	183,500
	400,000	5.000		10/14/26	367,000
First Quantum Minerals Ltd.(a)(b)
	550,000	6.875		10/15/27	488,505
Freeport-McMoRan, Inc.(a)
	2,000,000	5.400		11/14/34	1,999,600
Glencore Finance Canada Ltd.(b)
	3,000,000	5.550		10/25/42	2,900,220
Glencore Funding LLC(a)(b)
	2,975,000	2.850		04/27/31	2,571,649
Novelis Corp.(a)(b)
	2,400,000	4.750		01/30/30	2,226,528

					13,065,182

Miscellaneous Manufacturing(a) – 0.0%
Hillenbrand, Inc.
	1,349,000	3.750		03/01/31	1,175,519

Multi-National – 0.1%
African Export-Import Bank(a)
	670,000	3.994		09/21/29	597,298
Eastern & Southern African Trade & Development Bank
	750,000	4.875		05/23/24	741,203
	520,000	4.125		06/30/28	450,944

					1,789,445

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Office & Business Equipment(a) – 0.1%
CDW LLC/CDW Finance Corp.
$1,440,000	4.125%		05/01/25	$ 1,415,851
Xerox Holdings Corp.(b)
1,055,000	5.000		08/15/25	1,030,756

				2,446,607

Oil Field Services – 2.8%
California Resources Corp.(a)(b)
2,135,000	7.125		02/01/26	2,163,438
Civitas Resources, Inc.(a)(b)
1,345,000	5.000		10/15/26	1,312,680
1,320,000	8.375		07/01/28	1,388,046
Continental Resources, Inc.(a)(b)
1,306,000	5.750		01/15/31	1,299,078
DNO ASA(a)
1,430,000	7.875		09/09/26	1,403,783
Ecopetrol SA(a)
220,000	8.625		01/19/29	232,375
120,000	6.875		04/29/30	116,448
470,000	4.625		11/02/31	385,024
560,000	8.875		01/13/33	590,716
650,000	5.875		11/02/51	463,255
EQT Corp.(a)
460,000	3.900		10/01/27	440,657
1,915,000	3.625	(b)	05/15/31	1,706,188
Genel Energy Finance 4 PLC(a)
200,000	9.250		10/14/25	192,300
Geopark Ltd.(a)(b)
400,000	5.500		01/17/27	354,750
Guara Norte SARL
813,950	5.198		06/15/34	741,204
Hunt Oil Co. of Peru LLC Sucursal Del Peru(a)(b)
1,110,000	8.550		09/18/33	1,180,374
KazMunayGas National Co. JSC(a)
970,000	3.500		04/14/33	792,490
Kodiak Gas Services LLC(a)(b)
675,000	7.250		02/15/29	683,424
Kosmos Energy Ltd.(a)
1,709,000	7.125		04/04/26	1,642,776
Lukoil Securities BV
250,000	3.875		05/06/30	180,000
Matador Resources Co.(a)(b)
2,795,000	6.875		04/15/28	2,862,108
MEG Energy Corp.(a)(b)
1,250,000	5.875		02/01/29	1,220,038
Nabors Industries, Inc.(a)(b)
7,530,000	7.375		05/15/27	7,443,706
825,000	9.125		01/31/30	840,964
Noble Finance II LLC(a)(b)
1,560,000	8.000		04/15/30	1,620,403

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Occidental Petroleum Corp.(a)
	$2,550,000	6.625%		09/01/30	$ 2,719,473
Permian Resources Operating LLC(a)(b)
	1,083,000	5.875		07/01/29	1,062,326
	1,020,000	7.000		01/15/32	1,053,058
Petroleos Mexicanos
	96,000	6.490	(a)	01/23/27	90,283
	428,000	6.500		03/13/27	400,608
SEPLAT Energy PLC(a)
	630,000	7.750	(b)	04/01/26	581,175
	820,000	7.750		04/01/26	756,450
ShaMaran Petroleum Corp.(a)
	804,750	12.000		07/30/25	723,604
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b)
	2,255,000	7.875		11/01/28	2,312,886
Southwestern Energy Co.(a)
	1,445,000	4.750		02/01/32	1,338,402
Sunoco LP/Sunoco Finance Corp.(a)
	6,970,000	4.500		05/15/29	6,500,222
TechnipFMC PLC(a)(b)
	3,635,000	6.500		02/01/26	3,632,892
Tengizchevroil Finance Co. International Ltd.(a)
	830,000	2.625		08/15/25	783,520
	200,000	3.250		08/15/30	164,000
Transocean Poseidon Ltd.(a)(b)
	780,750	6.875		02/01/27	780,688
Transocean Titan Financing Ltd.(a)(b)
	815,000	8.375		02/01/28	842,629
Transocean, Inc.(a)(b)
	4,448,000	11.500		01/30/27	4,647,715
	342,000	8.750		02/15/30	357,551
USA Compression Partners LP/USA Compression Finance Corp.(a)
	4,480,000	6.875		04/01/26	4,457,779
YPF SA(a)(b)
	180,000	9.500		01/17/31	179,874

					64,641,360

Packaging – 0.9%
ARD Finance SA(a)(f) (PIK 5.750%, Cash 5.000%)
EUR	2,648,270	5.000		06/30/27	1,369,117
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
	$523,000	6.000	(b)	06/15/27	517,163
EUR	2,531,000	3.000		09/01/29	2,140,335
	$1,463,000	4.000	(b)	09/01/29	1,189,682
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)
	3,295,000	5.250		08/15/27	2,464,594
Ball Corp.(a)
	3,895,000	6.000		06/15/29	3,930,561
Berry Global, Inc.(a)(b)
	458,000	4.500		02/15/26	445,794
	2,000,000	5.625		07/15/27	1,980,140
LABL, Inc.(a)(b)
	1,750,000	6.750		07/15/26	1,702,838

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(a)(b)
	$1,410,000	4.000%		10/15/27	$ 1,315,474
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA(a)(b)
	290,000	3.500		08/02/28	248,222
Sealed Air Corp.(b)
	1,843,000	6.875		07/15/33	1,923,263
Trivium Packaging Finance BV(a)(b)
	1,075,000	5.500		08/15/26	1,049,458

					20,276,641

Pharmaceuticals(a) – 1.1%
AbbVie, Inc.
	405,000	3.200		11/21/29	377,278
AdaptHealth LLC(b)
	1,445,000	6.125		08/01/28	1,264,563
	670,000	4.625		08/01/29	529,829
	1,020,000	5.125		03/01/30	800,792
Bausch Health Cos., Inc.(b)
	2,680,000	6.125		02/01/27	1,696,789
Becton Dickinson & Co.
	3,200,000	2.823		05/20/30	2,858,976
Cigna Group
	7,375,000	2.400		03/15/30	6,440,071
CVS Health Corp.
	6,765,000	3.750		04/01/30	6,345,367
Organon & Co./Organon Foreign Debt Co.-Issuer BV(b)
	700,000	4.125		04/30/28	639,548
	1,950,000	5.125		04/30/31	1,676,844
Prestige Brands, Inc.(b)
	1,855,000	3.750		04/01/31	1,615,241
Teva Pharmaceutical Finance Netherlands II BV
EUR	210,000	3.750		05/09/27	219,106
	310,000	7.375		09/15/29	364,408

					24,828,812

Pipelines – 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
	$2,035,000	6.625		02/01/32	2,027,186
Buckeye Partners LP(a)
	1,500,000	4.350		10/15/24	1,475,850
	4,636,000	3.950		12/01/26	4,407,352
	929,000	4.125		12/01/27	880,664
	1,217,000	4.500	(b)	03/01/28	1,142,726
Cheniere Energy Partners LP(a)
	1,800,000	4.500		10/01/29	1,718,190
CNX Midstream Partners LP(a)(b)
	1,210,000	4.750		04/15/30	1,056,028
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b)
	4,130,000	5.500		06/15/31	3,854,116
DCP Midstream Operating LP(b)
	4,000,000	6.750		09/15/37	4,380,520

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
DT Midstream, Inc.(a)(b)
$4,130,000	4.375%	06/15/31	$ 3,693,707
Energy Transfer LP
2,985,000	6.625	10/15/36	3,203,383
Enterprise Products Operating LLC(a)(c) (3 mo. USD Term SOFR +3.039%)
1,000,000	8.416	06/01/67	975,430
EQM Midstream Partners LP(a)(b)
2,305,000	7.500	06/01/27	2,370,255
Galaxy Pipeline Assets Bidco Ltd.
920,000	3.250	09/30/40	696,256
Genesis Energy LP/Genesis Energy Finance Corp.(a)
2,010,000	7.750	02/01/28	2,014,945
Global Partners LP/GLP Finance Corp.(a)
3,922,000	6.875	01/15/29	3,888,506
GNL Quintero SA
174,744	4.634	07/31/29	171,249
Howard Midstream Energy Partners LLC(a)(b)
3,105,000	6.750	01/15/27	3,112,483
1,615,000	8.875	07/15/28	1,702,646
ITT Holdings LLC(a)(b)
3,380,000	6.500	08/01/29	2,956,723
Kinder Morgan Energy Partners LP
7,000,000	7.300	08/15/33	7,912,100
Kinetik Holdings LP(a)(b)
3,490,000	5.875	06/15/30	3,428,960
MPLX LP(a)
5,925,000	2.650	08/15/30	5,135,671
NuStar Logistics LP(a)
2,569,000	6.375	10/01/30	2,582,230
Oleoducto Central SA(a)
490,000	4.000	07/14/27	452,178
Sabine Pass Liquefaction LLC(a)
2,275,000	4.200	03/15/28	2,225,268
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(a)(b)
3,803,000	12.000	10/15/26	3,730,743
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
1,870,000	7.375	02/15/29	1,865,044
525,000	6.000	12/31/30	489,116
4,485,000	6.000	09/01/31	4,147,549
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
1,910,000	4.875	02/01/31	1,832,225
Venture Global Calcasieu Pass LLC(a)(b)
3,243,000	4.125	08/15/31	2,870,866
Venture Global LNG, Inc.(a)(b)
4,010,000	8.125	06/01/28	4,056,957
2,480,000	9.500	02/01/29	2,634,554
Williams Cos., Inc.
7,000,000	7.500	01/15/31	7,871,080

			96,962,756

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – 0.1%
CIFI Holdings Group Co. Ltd.(d)
	$260,000	4.800%		05/17/28	$ 23,400
GTC Aurora Luxembourg SA
EUR	250,000	2.250		06/23/26	233,080
Howard Hughes Corp.(b)
	$734,000	4.125		02/01/29	662,545
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
	2,080,000	5.750		01/15/29	1,544,025
Redsun Properties Group Ltd.(d)
	230,000	7.300		01/13/25	1,150
Shimao Group Holdings Ltd.(d)
	560,000	3.450		01/11/31	24,500
Sunac China Holdings Ltd.(b)(d)
	81,993	0.000	(g)	09/30/28	16,399
(PIK 6.000%, Cash 5.000%)
	66,844	6.000	(f)	09/30/26	8,355
(PIK 6.000%, Cash 5.000%)
	200,534	7.000	(f)	09/30/29	15,642
(PIK 6.250%, Cash 5.250%)
	66,844	6.250	(f)	09/30/27	7,687
(PIK 6.500%, Cash 5.500%)
	133,689	6.500	(f)	09/30/27	13,536
(PIK 6.750%, Cash 5.750%)
	200,534	6.750	(f)	09/30/28	17,747
(PIK 7.250%, Cash 6.250%)
	94,215	7.250	(f)	09/30/30	6,595
(PIK 7.800%, Cash 1.000%)
	119,233	1.000	(f)	09/30/32	5,962
Yuzhou Group Holdings Co. Ltd.(d)
	200,000	6.000		10/25/23	14,000
	280,000	7.375		01/13/26	19,600
(5 yr. CMT + 8.527%)
	380,000	5.375		03/29/24	3,800

					2,618,023

Real Estate Investment Trust(a) –0.9%
American Tower Corp.
	2,125,000	3.950		03/15/29	2,030,395
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(b)
	600,000	5.750		05/15/26	579,702
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332(b)
	1,630,000	4.375		07/22/31	1,230,650
Crown Castle, Inc.
	300,000	4.150		07/01/50	242,502
Iron Mountain Information Management Services, Inc.(b)
	2,395,000	5.000		07/15/32	2,159,308
MPT Operating Partnership LP/MPT Finance Corp.
	3,000,000	5.000		10/15/27	2,275,560
	2,680,000	3.500		03/15/31	1,648,334
SBA Communications Corp.
	2,637,000	3.875		02/15/27	2,513,931
Starwood Property Trust, Inc.
	2,700,000	4.750		03/15/25	2,659,203

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Trust Fibra Uno
$510,000	4.869%		01/15/30	$ 464,100
VICI Properties LP
2,480,000	4.750		02/15/28	2,430,450
VICI Properties LP/VICI Note Co., Inc.(b)
1,526,000	3.500		02/15/25	1,488,827
1,306,000	4.625		06/15/25	1,287,311

				21,010,273

Retailing(a) – 1.6%
Arko Corp.(b)
1,770,000	5.125		11/15/29	1,559,653
Asbury Automotive Group, Inc.(b)
1,462,000	4.625		11/15/29	1,352,014
809,000	5.000		02/15/32	730,762
AutoNation, Inc.
961,000	4.750		06/01/30	923,194
Beacon Roofing Supply, Inc.(b)
2,560,000	4.125		05/15/29	2,319,411
Foundation Building Materials, Inc.(b)
2,540,000	6.000		03/01/29	2,231,974
GYP Holdings III Corp.(b)
1,160,000	4.625		05/01/29	1,075,622
InRetail Consumer
400,000	3.250		03/22/28	355,250
LCM Investments Holdings II LLC(b)
3,020,000	4.875		05/01/29	2,730,201
1,205,000	8.250		08/01/31	1,235,908
Lowe’s Cos., Inc.
2,062,000	3.750		04/01/32	1,914,010
4,400,000	5.000		04/15/33	4,448,796
Penske Automotive Group, Inc.
2,179,000	3.750		06/15/29	1,931,117
Specialty Building Products Holdings LLC/SBP Finance Corp.(b)
3,446,000	6.375		09/30/26	3,380,974
SRS Distribution, Inc.(b)
1,912,000	4.625		07/01/28	1,782,691
3,525,000	6.125		07/01/29	3,335,038
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
2,245,000	5.000		06/01/31	2,017,694
Vivo Energy Investments BV
290,000	5.125		09/24/27	273,325
Yum! Brands, Inc.(b)
3,064,000	4.750		01/15/30	2,943,217

				36,540,851

Semiconductors(a) – 0.6%
Amkor Technology, Inc.(b)
1,398,000	6.625		09/15/27	1,405,829
Broadcom, Inc.
3,723,000	4.150		11/15/30	3,551,146
2,069,000	3.469	(b)	04/15/34	1,797,671
1,856,000	3.137	(b)	11/15/35	1,521,048
3,319,000	3.187	(b)	11/15/36	2,693,169

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
	$975,000	4.400%		06/01/27	$ 963,232
	982,000	3.400		05/01/30	897,244
Qorvo, Inc.
	750,000	4.375		10/15/29	706,785

					13,536,124

Software(a) – 1.2%
AthenaHealth Group, Inc.(b)
	4,765,000	6.500		02/15/30	4,263,150
Castle U.S. Holding Corp.(b)
	4,104,000	9.500		02/15/28	2,033,491
Clarivate Science Holdings Corp.(b)
	3,509,000	3.875		07/01/28	3,234,070
	2,401,000	4.875		07/01/29	2,241,790
Elastic NV(b)
	1,835,000	4.125		07/15/29	1,666,455
Oracle Corp.
	2,000,000	4.650		05/06/30	1,978,780
	2,015,000	4.900		02/06/33	1,993,903
	1,405,000	3.600		04/01/50	1,031,846
Playtika Holding Corp.(b)
	3,198,000	4.250		03/15/29	2,770,587
ROBLOX Corp.(b)
	1,975,000	3.875		05/01/30	1,734,326
SS&C Technologies, Inc.(b)
	850,000	5.500		09/30/27	834,335
TeamSystem SpA(b)
EUR	3,100,000	3.500		02/15/28	3,143,398
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(b)
	$1,450,000	3.875		02/01/29	1,290,834

					28,216,965

Telecommunication Services – 1.5%
Altice France SA(a)(b)
	4,695,000	5.500		10/15/29	3,462,985
AT&T, Inc.(a)
	2,900,000	2.750		06/01/31	2,516,794
	3,475,000	2.250		02/01/32	2,857,562
Axian Telecom(a)
	250,000	7.375	(b)	02/16/27	235,391
	200,000	7.375		02/16/27	188,313
CAS Capital No. 1 Ltd.(a)(c) (5 yr. CMT + 3.642%)
	204,000	4.000		07/12/26	175,950
CT Trust(a)
	1,480,000	5.125		02/03/32	1,287,600
Level 3 Financing, Inc.(a)(b)
	1,506,000	10.500		05/15/30	1,500,910
Lorca Telecom Bondco SA(a)(b)
EUR	1,525,000	4.000		09/18/27	1,603,471
MTN Mauritius Investments Ltd.
	$420,000	6.500		10/13/26	423,675
Nokia of America Corp.
	3,000,000	6.450		03/15/29	2,942,970

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
SoftBank Group Corp.(a)
$260,000	5.125%		09/19/27	$ 248,105
Sprint Capital Corp.
1,150,000	8.750		03/15/32	1,412,740
Telecom Italia Capital SA
1,800,000	7.200		07/18/36	1,803,798
1,000,000	7.721		06/04/38	1,032,370
Telefonica Celular del Paraguay SA(a)
750,000	5.875		04/15/27	723,516
T-Mobile USA, Inc.(a)
7,351,000	3.875		04/15/30	6,945,592
1,896,000	4.500		04/15/50	1,658,772
Verizon Communications, Inc.(a)
2,800,000	3.150		03/22/30	2,549,512

				33,570,026

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
2,185,000	3.375		04/01/26	2,084,097

Transportation – 0.5%
Cargo Aircraft Management, Inc.(a)(b)
785,000	4.750		02/01/28	716,116
CSX Corp.(a)
3,575,000	4.100		11/15/32	3,418,951
MV24 Capital BV
274,163	6.748	(b)	06/01/34	255,520
620,897	6.748		06/01/34	578,676
Rand Parent LLC(a)(b)
2,910,000	8.500		02/15/30	2,889,572
RXO, Inc.(a)(b)
1,745,000	7.500		11/15/27	1,802,271
Transnet SOC Ltd.(b)
860,000	8.250		02/06/28	864,386
XPO, Inc.(a)(b)
1,370,000	7.125		02/01/32	1,397,345

				11,922,837

Trucking & Leasing(a)(b) – 0.1%
Fortress Transportation & Infrastructure Investors LLC
2,220,000	5.500		05/01/28	2,151,469

TOTAL CORPORATE OBLIGATIONS (Cost $1,185,360,933)				$1,107,717,121

Shares	Description			Value

Common Stocks – 37.6%
Aerospace & Defense – 0.4%
26,776	L3Harris Technologies, Inc.			$ 5,580,654
8,290	Northrop Grumman Corp.			3,703,640

				9,284,294

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Air Freight & Logistics – 0.3%
54,167	United Parcel Service, Inc. Class B	$ 7,686,297

Banks – 3.2%
515,213	Bank of America Corp.	17,522,394
238,885	BNP Paribas SA	8,005,036
152,683	JPMorgan Chase & Co.	26,621,808
737,553	Nordea Bank Abp	9,071,902
312,626	Truist Financial Corp.	11,585,920

		72,807,060

Beverages – 0.8%
145,792	Coca-Cola Co.	8,673,166
133,770	Coca-Cola Europacific Partners PLC	9,216,753

		17,889,919

Biotechnology – 0.5%
39,235	Amgen, Inc.	12,329,991

Capital Markets – 1.6%
159,253	Blackstone, Inc.	19,819,036
124,305	KKR & Co., Inc.	10,762,327
49,761	Singapore Exchange Ltd.(j)	5,269,192

		35,850,555

Chemicals – 0.6%
32,266	Linde PLC	13,062,245

Commerical Services & Supplies – 0.4%
54,761	Republic Services, Inc.	9,370,702

Communications Equipment – 0.6%
235,517	Cisco Systems, Inc.	11,818,243
35,685	Intelsat SA(d)	952,361

		12,770,604

Construction & Engineering – 0.3%
238,301	Vinci SA	7,542,227

Consumer Finance – 0.4%
45,262	American Express Co.	9,085,894

Consumer Staples Distribution & Retail – 0.8%
264,721	Koninklijke Ahold Delhaize NV	7,436,013
65,737	Walmart, Inc.	10,863,039

		18,299,052

Diversified Telecommunication Services – 0.5%
679,593	AT&T, Inc.	12,022,000

Electric Utilities – 1.2%
164,103	Iberdrola SA	7,878,585
142,950	NextEra Energy, Inc.	8,381,159
174,443	Xcel Energy, Inc.	10,443,902

		26,703,646

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.8%
43,142	Eaton Corp. PLC	$ 10,616,383
193,870	Schneider Electric SE	7,615,214

		18,231,597

Energy Equipment & Services(d) – 0.1%
63,962	Noble Corp. PLC	2,822,643

Financial Services – 0.4%
34,712	Visa, Inc. Class A	9,485,401

Food Products – 0.9%
76,880	General Mills, Inc.	4,990,281
172,448	Kraft Heinz Co.	6,402,994
89,080	Nestle SA	10,146,212

		21,539,487

Ground Transportation – 0.3%
26,580	Norfolk Southern Corp.	6,252,679

Health Care Equipment & Supplies – 1.0%
66,060	Abbott Laboratories	7,474,689
53,801	Hoya Corp.	6,826,809
58,909	Zimmer Biomet Holdings, Inc.	7,398,970

		21,700,468

Health Care Providers & Services – 0.4%
123,630	CVS Health Corp.	9,194,363

Health Care REITs – 0.3%
301,382	Healthpeak Properties, Inc.	5,575,567

Hotels, Restaurants & Leisure – 0.8%
33,678	McDonald’s Corp.	9,858,224
59,776	Yum! Brands, Inc.	7,740,394

		17,598,618

Household Products – 0.8%
65,075	Procter & Gamble Co.	10,225,886
505,125	Reckitt Benckiser Group PLC(j)	7,331,889

		17,557,775

Industrial Conglomerates – 0.6%
61,997	Honeywell International, Inc.	12,539,513

Insurance – 2.1%
91,736	Allstate Corp.	14,242,014
44,915	Marsh & McLennan Cos., Inc.	8,706,324
89,370	Progressive Corp.	15,930,203
166,882	Zurich Insurance Group AG	8,450,904

		47,329,445

IT Services – 0.3%
19,597	Accenture PLC Class A	7,130,956

Life Sciences Tools & Services – 0.3%
32,232	Danaher Corp.	7,732,779

Machinery – 0.7%
28,228	Caterpillar, Inc.	8,477,151

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
26,025	Illinois Tool Works, Inc.	$ 6,789,922

		15,267,073

Media – 0.9%
194,738	Bright Pattern Holdco(d)(e)	1,947
134,544	Comcast Corp. Class A	6,261,678
635,140	iHeartMedia, Inc. Class A(d)	1,721,229
116,971	New York Times Co. Class A	5,680,112
85,896	Omnicom Group, Inc.	7,763,281

		21,428,247

Metals & Mining – 1.2%
251,295	Freeport-McMoRan, Inc.	9,973,899
245,876	Rio Tinto PLC	17,031,830

		27,005,729

Multi-Utilities – 1.9%
128,761	Ameren Corp.	8,957,903
179,053	CMS Energy Corp.	10,234,669
174,267	Dominion Energy, Inc.	7,967,487
152,107	National Grid PLC(j)	10,271,786
96,375	Sempra	6,896,595

		44,328,440

Oil, Gas & Consumable Fuels – 2.4%
2,490	Chesapeake Energy Corp.	192,004
119,491	ConocoPhillips	13,367,458
64,788	EOG Resources, Inc.	7,372,227
166,028	Exxon Mobil Corp.	17,069,339
255,361	Shell PLC	16,064,760
86,915	Summit Midstream Partners LP(d)	1,410,630

		55,476,418

Personal Products – 0.6%
318,051	Kenvue, Inc.	6,602,739
166,542	Unilever PLC	8,108,930

		14,711,669

Pharmaceuticals – 2.7%
190,032	AstraZeneca PLC	12,663,732
293,096	Bristol-Myers Squibb Co.	14,323,602
15,083	Eli Lilly & Co.	9,737,736
107,275	Johnson & Johnson	17,045,997
224,523	Roche Holding AG(j)	7,889,738

		61,660,805

Real Estate Management & Development – 0.0%
57,395	Sunac China Holdings Ltd.(d)	8,429
122,732	Sunac Services Holdings Ltd.(b)	25,073

		33,502

Residential REITs – 0.3%
37,868	AvalonBay Communities, Inc.	6,778,751

Shares	Description		Value

Common Stocks – (continued)
Retail REITs – 0.2%
86,595		Regency Centers Corp.	$ 5,426,909

Semiconductors & Semiconductor Equipment – 2.2%
11,623		ASML Holding NV	10,109,918
8,073		KLA Corp.	4,795,685
130,841		Marvell Technology, Inc.	8,857,936
79,301		Taiwan Semiconductor Manufacturing Co. Ltd.	8,957,841
34,232		Texas Instruments, Inc.	5,481,228
123,982		Tokyo Electron Ltd.	11,529,086

			49,731,694

Software – 0.9%
194,739		Aspect Software, Inc. Class B(d)(e)	1,947
24,463		Microsoft Corp.	9,726,000
91,564		Oracle Corp.	10,227,699

			19,955,646

Specialized REITs – 0.7%
37,359		American Tower Corp.	7,309,288
68,838		Digital Realty Trust, Inc.	9,668,986

			16,978,274

Specialty Retail – 0.7%
40,218		Lowe’s Cos., Inc.	8,559,999
56,621		Ross Stores, Inc.	7,942,794

			16,502,793

Technology Hardware, Storage & Peripherals – 0.5%
133,738		Dell Technologies, Inc. Class C	11,084,205

Textiles, Apparel & Luxury Goods – 0.3%
68,956		NIKE, Inc. Class B	7,001,103

Trading Companies & Distributors – 0.5%
159,276		Fastenal Co.	10,867,402

Water Utilities – 0.2%
44,486		American Water Works Co., Inc.	5,517,154

TOTAL COMMON STOCKS (Cost $686,797,724)			$ 859,151,591

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(c)(k) –5.4%
Aerospace & Defense – 0.2%
ADS Tactical, Inc. (1 mo. USD Term SOFR + 5.750%)
$3,456,905	11.197%	03/19/26	$ 3,430,978

Auto Parts & Equipment – 0.4%
First Brands Group LLC
(3 mo. USD Term SOFR + 8.500%)
2,900,000	14.074	03/30/28	2,813,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(c)(k) – (continued)
Auto Parts & Equipment – (continued)
(3 mo. USD Term SOFR + 5.000%)
$3,267,136	10.574%	03/30/27	$ 3,260,340
Garrett LX I SARL (3 mo. USD Term SOFR + 3.250%)
2,737,000	8.824	04/30/28	2,735,303

			8,808,643

Automotive – 0.1%
First Brands Group LLC (3 mo. USD Term SOFR + 5.000%)
693,000	10.574	03/30/27	691,704
OEConnection LLC (1 mo. USD Term SOFR + 4.000%)–(3 mo. USD Term SOFR + 4.000%)
2,499,549	9.432–9.438	09/25/26	2,493,325

			3,185,029

Building Materials – 0.1%
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.500%)
2,187,960	9.110	12/22/28	2,170,194
(3 mo. USD Term SOFR + 6.750%)
625,000	12.360	12/21/29	567,969

			2,738,163

Chemicals – 0.2%
Nouryon Finance BV (3 mo. USD Term SOFR + 4.000%)
4,598,276	9.467	04/03/28	4,587,746

Commercial Services – 0.5%
Albion Financing 3 SARL (3 mo. USD Term SOFR + 5.500%)
2,977,500	10.878	08/17/26	2,984,944
Anticimex International AB
(3 mo. USD Term SOFR + 3.150%)
1,963,164	8.495	11/16/28	1,948,440
(3 mo. USD Term SOFR + 3.650%)
2,928,447	8.960	11/16/28	2,910,144
Hertz Corp.
(1 mo. USD Term SOFR + 3.250%)
1,284,416	8.697	06/30/28	1,269,170
(1 mo. USD Term SOFR + 3.250%)
248,270	8.697	06/30/28	245,323
TruGreen LP (3 mo. USD Term SOFR + 8.500%)
1,750,000	14.074	11/02/28	1,373,750

			10,731,771

Computers – 0.2%
Peraton Corp. (3 mo. USD Term SOFR + 7.750%)
1,739,326	13.222	02/01/29	1,733,168
Virtusa Corp. (1 mo. USD Term SOFR + 3.750%)
1,883,861	9.197	02/11/28	1,877,588

			3,610,756

Consumer Cyclical Services – 0.1%
Asurion LLC (1 mo. USD Term SOFR + 3.250%)
3,225,383	8.697	12/23/26	3,209,676

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(c)(k) – (continued)
Diversified Financial Services – 0.0%
Fiserv Investment Solutions, Inc. (3 mo. USD Term SOFR + 4.000%)
$627,250	9.372%	02/18/27	$ 594,714

Engineering & Construction – 0.3%
Brown Group Holding LLC
1,185,000	8.333–8.383	07/02/29	1,180,260
(1 mo. USD Term SOFR + 2.750%)
(1 mo. USD Term SOFR + 3.000%)–(3 mo. USD Term SOFR + 3.000%)
970,284	8.183	06/07/28	962,599
Energize HoldCo LLC
(1 mo. USD Term SOFR + 3.750%)
2,284,318	9.197	12/08/28	2,272,897
(1 mo. USD Term SOFR + 6.750%)
1,250,000	12.197	12/07/29	1,168,750

			5,584,506

Entertainment – 0.1%
Cinemark USA, Inc. (1 mo. USD Term SOFR + 3.750%)–(3 mo. USD Term SOFR + 3.750%)
2,927,875	9.083–9.098	05/24/30	2,924,830

Food & Drug Retailing – 0.0%
B&G Foods, Inc. (1 mo. USD Term SOFR + 2.500%)
487,500	7.833	10/10/26	485,140

Health Care – 0.1%
Athenahealth Group, Inc. (1 mo. USD Term SOFR + 3.250%)
2,370,908	8.583	02/15/29	2,335,345

Health Care Products – 0.2%
Insulet Corp. (1 mo. USD Term SOFR + 3.000%)
4,557,695	8.333	05/04/28	4,559,974

Health Care Services – 0.2%
LifePoint Health, Inc. (3 mo. USD Term SOFR + 5.500%)
2,800,902	11.087	11/16/28	2,793,032
Verscend Holding Corp. (1 mo. USD Term SOFR + 4.000%)
1,330,755	9.447	08/27/25	1,330,275

			4,123,307

Home Construction – 0.2%
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.250%)
4,336,500	8.683	11/03/28	4,284,115

Internet – 0.2%
Getty Images, Inc. (3 mo. USD Term SOFR + 4.500%)
2,553,150	9.948	02/19/26	2,547,840
Syndigo LLC (1 mo. USD Term SOFR + 4.500%)
2,017,938	9.951	12/15/27	1,992,713

			4,540,553

Leisure Time – 0.1%
Arcis Golf LLC (1 mo. USD Term SOFR + 3.750%)
1,994,625	9.201	11/24/28	1,994,625

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(c)(k) – (continued)
Machinery - Construction & Mining – 0.0%
Clark Equipment Co. (3 mo. USD Term SOFR + 2.500%)
	$302,698	7.948%	04/20/29	$ 302,571

Machinery-Diversified – 0.3%
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.750%)
EUR	855,312	7.675	05/21/28	913,937
(3 mo. USD Term SOFR + 3.750%)
	$1,833,702	9.360	05/19/28	1,817,657
Vertical U.S. Newco, Inc. (6 mo. USD Term SOFR + 3.500%)
	4,618,364	9.081	07/30/27	4,616,425

				7,348,019

Media – 0.4%
Audacy Capital Corp.
(3 mo. USD Term SOFR + 6.000%)
	152,767	11.315	01/05/31	149,711
	4,070,000	11.315	11/18/24	2,230,889
CSC Holdings LLC
(1 mo. USD LIBOR + 2.500%)
	3,649,800	7.932	04/15/27	3,468,624
(1 mo. USD Term SOFR + 4.500%)
	1,642,329	9.833	01/18/28	1,602,634
Cumulus Media New Holdings, Inc. (3 mo. USD Term SOFR + 3.750%)
	602,527	9.400	03/31/26	438,339
DirecTV Financing LLC (3 mo. USD Term SOFR + 5.000%)
	1,000,504	10.650	08/02/27	999,414

				8,889,611

Metal Fabricate & Hardware – 0.1%
Grinding Media, Inc. (3 mo. USD Term SOFR + 4.000%)
	2,614,812	9.591	10/12/28	2,605,007

Packaging – 0.2%
LABL, Inc. (1 mo. USD Term SOFR + 5.000%)
	1,862,000	10.433	10/29/28	1,764,878
Pretium Packaging LLC (1 mo. USD Term SOFR + 5.000%)
	2,994,007	10.353	10/02/28	2,979,037
Reynolds Group Holdings, Inc. (1 mo. USD Term SOFR +
	3.250%)
	593,885	8.697	02/05/26	593,944

				5,337,859

Pharmaceuticals – 0.3%
Gainwell Acquisition Corp. (3 mo. USD Term SOFR + 4.000%)
	6,208,000	9.448	10/01/27	6,027,968

Pipelines – 0.1%
CQP Holdco LP (3 mo. USD Term SOFR + 3.000%)
	2,969,978	8.348	12/31/30	2,964,929

Software – 0.7%
AppLovin Corp. (1 mo. USD Term SOFR + 3.100%)
	824,175	8.433	08/16/30	822,634
Ceridian HCM Holding, Inc. (3 mo. USD Term SOFR + 2.500%)
	2,842,500	7.947	04/30/25	2,843,694

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(c)(k) – (continued)
Software – (continued)
DCert Buyer, Inc.
(1 mo. USD Term SOFR + 4.000%)
	$4,528,078	9.333%		10/16/26	$ 4,496,698
(1 mo. USD Term SOFR + 7.000%)
	2,700,000	12.333		02/19/29	2,465,667
Dun & Bradstreet Corp. (1 mo. USD Term SOFR + 2.750%)
	3,326,851	8.087		02/06/26	3,324,988
Isolved, Inc. (3 mo. USD Term SOFR + 4.000%)
	1,150,000	9.484		10/14/30	1,152,875
Loyalty Ventures, Inc. (3 mo. U.S. (Fed) Prime Rate + 5.500%)
	2,311,532	14.000	(d)	11/03/27	20,226
Ultimate Software Group, Inc. (3 mo. USD Term SOFR + 3.750%)
	1,579,875	9.163		05/04/26	1,579,875

					16,706,657

Telecommunications – 0.1%
Level 3 Financing, Inc. (1 mo. USD Term SOFR + 1.750%)
	1,568,485	7.197		03/01/27	1,501,824

TOTAL BANK LOANS (Cost $127,776,643)					$123,414,316

Sovereign Debt Obligations – 0.4%
United States Dollar – 0.4%
Angola Government International Bonds
	$570,000	9.125%		11/26/49	$ 449,588
Bahrain Government International Bonds
	540,000	5.625		05/18/34	478,575
Benin Government International Bonds
EUR	350,000	4.875		01/19/32	305,906
Ecuador Government International Bonds
	$57,283	0.000	(b)(g)	07/31/30	18,932
	550,000	3.500	(l)	07/31/35	223,025
Egypt Government International Bonds
	880,000	8.875		05/29/50	552,200
El Salvador Government International Bonds(a)
	720,000	7.125		01/20/50	513,000
Guatemala Government Bonds(a)
	766,000	6.125		06/01/50	696,543
Hungary Government International Bonds
	730,000	3.125		09/21/51	465,375
Ivory Coast Government International Bonds(b)
	450,000	6.375		03/03/28	438,188
Mexico Government International Bonds(a)
	200,000	5.400		02/09/28	203,700
National Bank of Uzbekistan
	200,000	4.850		10/21/25	188,500
Nigeria Government International Bonds
	400,000	7.625		11/28/47	303,500
	320,000	8.250		09/28/51	254,400
Oman Government International Bonds
	980,000	6.500		03/08/47	965,177
	280,000	5.625		01/17/28	283,255

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Oman Government International Bonds – (continued)
$200,000	6.250	%(b)	01/25/31	$ 206,810
Pakistan Government International Bonds
540,000	8.875		04/08/51	333,509
Panama Government International Bonds
930,000	4.300		04/29/53	587,295
Paraguay Government International Bonds(a)
820,000	5.400		03/30/50	706,020
Republic of South Africa Government International Bonds
710,000	5.000		10/12/46	491,675
Romania Government International Bonds
1,030,000	4.000		02/14/51	740,312
Turkiye Government International Bonds
260,000	6.125		10/24/28	249,431
300,000	9.875		01/15/28	326,100
Ukraine Government International Bonds
220,000	7.750		09/01/25	60,170

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,140,373)				$ 10,041,186

Shares	Dividend Rate			Value

Preferred Stocks – 0.4%
Capital Markets(c) – 0.2%
Morgan Stanley
183,597	6.375%			$ 4,606,448

Diversified Telecommunication Services – 0.0%
Qwest Corp.
43,276	6.500			402,467

Insurance(c)(d) – 0.2%
Delphi Financial Group, Inc. (3 mo. USD Term SOFR + 3.452%)
143,849	8.831			3,416,414

TOTAL PREFERRED STOCKS (Cost $8,780,987)				$ 8,425,329

Units	Expiration Date			Value

Warrants(d) –0.0%
Noble Corp. PLC
5,288	02/04/28			$ 126,568

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(a)(c) – 0.0%
Collateralized Mortgage Obligations – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1 mo. USD Term SOFR + 0.304%)
$115,468	5.640%	07/25/47	$ 101,498

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			101,498

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $44,744)			$ 101,498

Shares	Description		Value

Exchange Traded Funds – 1.0%
56,831	Invesco QQQ Trust Series 1		$ 23,696,822
(Cost $20,936,449)

Shares	Dividend Rate		Value

Investment Companies(m) – 3.4%
Goldman Sachs Financial Square Government Fund — Class R6
14,601,826	5.220%		$ 14,601,826
Goldman Sachs Financial Square Government Fund — Institutional Shares
32,129,359	5.223		32,129,359
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
901,507	1.663		29,839,888

TOTAL INVESTMENT COMPANIES (Cost $61,856,018)			$ 76,571,073

Securities Lending Reinvestment Vehicle(m) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
17,113,665	5.223%		$ 17,113,665
(Cost $17,113,665)

TOTAL INVESTMENTS – 97.4% (Cost $2,118,820,756)			$2,226,359,169

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%			58,733,786

NET ASSETS – 100.0%			$2,285,092,955

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2024.

(d)	Security is currently in default and/or non-income producing.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	Pay-in-kind securities.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Security with "Put" features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2024.

(i)	Guaranteed by a foreign government until maturity.

(j)	All or a portion of security is on loan.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Funding Rate ("SOFR"), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2024.

(m)	Represents an affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	25,254,368	EUR	23,267,960	02/14/24	$93,733

FUTURES CONTRACTS — At January 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	560	03/19/24	$1,123,281	$1,680,465
2 Year U.S. Treasury Notes	227	03/28/24	1,233,937	407,431
20 Year U.S. Treasury Bonds	271	03/19/24	3,547,969	1,680,408
Euro Stoxx 50 Index	99	03/15/24	4,991,052	115,400
S&P 500 E-Mini Index	275	03/15/24	66,969,375	2,492,184
Ultra 10-Year U.S. Treasury Note	15	03/19/24	1,753,125	61,528
Ultra Long U.S. Treasury Bonds	577	03/19/24	3,747,344	3,815,044

Total				$10,252,460

Short position contracts:
10 Year German Euro-Bund	(31)	03/07/24	(4,551,207)	(71,407)
10 Year U.S. Treasury Notes	(577)	03/19/24	(64,813,328)	(1,756,799)
5 Year German Euro-Bobl	(55)	03/07/24	(7,045,247)	(54,174)
5 Year U.S. Treasury Notes	(540)	03/28/24	(758,734)	(988,974)
Ultra 10-Year U.S. Treasury Note	(294)	03/19/24	(34,361,250)	(1,222,873)

Total				$(4,094,227)

TOTAL FUTURES CONTRACTS				$6,158,233

SWAP CONTRACTS — At January 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.250%(b)	12M SOFR(b)	03/20/25		$500	$1,363	$945	$418
4.000(c)	12M SOFR(c)	03/20/26		5,430	(5,365)	(12,136)	6,771
12M SOFR(c)	4.500%(c)	03/20/27		10,920	241,107	263,113	(22,006)
3.000(c)	6M EURO(d)	03/20/27	EUR	200	(2,776)	(1,801)	(975)
12M SOFR(c)	4.250(c)	03/20/29		$137,250	4,296,748	4,476,713	(179,965)
3.000(c)	6M EURO(d)	03/20/29	EUR	480	(12,935)	(12,690)	(245)
4.250(c)	12M SOFR(c)	03/20/31		$22,910	(1,000,523)	(932,430)	(68,093)
3.000(c)	6M EURO(d)	03/20/31	EUR	240	(8,590)	(8,567)	(23)
12M SOFR(c)	4.250(c)	03/20/34		$154,990	8,920,790	9,464,764	(543,974)
12M SOFR(c)	4.000(c)	03/20/44		1,450	77,025	115,450	(38,425)
12M SOFR(c)	4.000(c)	03/20/54		9,140	868,581	1,136,301	(267,720)

TOTAL					$13,375,425	$14,489,662	$(1,114,237)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

WRITTEN OPTIONS CONTRACTS — At January 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
STOX Index	MS & Co. Int. PLC	$4,557.673	02/15/2024	(3,984)	$(1,815,776,923)	$(478,810)	$(88,598)	$(390,212)
SPX Index	Citibank NA	4,880.364	02/15/2024	(7,892)	(3,851,583,269)	(269,543)	(184,304)	(85,239)
STOX Index	UBS AG (London)	4,764.610	02/29/2024	(3,856)	(1,837,233,616)	(84,416)	(87,168)	2,752
SPX Index	UBS AG (London)	4,961.950	02/29/2024	(7,761)	(3,850,969,395)	(176,754)	(176,754)	—

Total written option contracts				(23,493)	$(11,355,563,203)	$(1,009,523)	$(536,824)	$(472,699)

TOTAL				(23,493)	$(11,355,563,203)	$(1,009,523)	$(536,824)	$(472,699)

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership
MTN	— Medium Term Note
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Abbreviations:
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Banks – 1.3%
41,795	Comerica, Inc.	$ 2,197,581
2,700	First Citizens BancShares, Inc. Class A	4,077,000

		6,274,581

Biotechnology – 2.4%
34,410	AbbVie, Inc.	5,657,004
18,166	Amgen, Inc.	5,708,847

		11,365,851

Broadline Retail – 0.5%
5,505	Dillard’s, Inc. Class A	2,131,921

Building Products – 2.4%
37,205	A O Smith Corp.	2,887,480
7,525	Lennox International, Inc.	3,221,904
48,700	Masco Corp.	3,277,023
19,415	UFP Industries, Inc.	2,202,632

		11,589,039

Capital Markets – 4.6%
77,415	Charles Schwab Corp.	4,870,952
12,352	Evercore, Inc. Class A	2,121,209
7,645	FactSet Research Systems, Inc.	3,638,408
10,425	MarketAxess Holdings, Inc.	2,350,942
12,550	Moody’s Corp.	4,920,102
36,736	T Rowe Price Group, Inc.	3,984,019

		21,885,632

Chemicals – 0.8%
13,109	Sherwin-Williams Co.	3,990,117

Commerical Services & Supplies – 0.8%
87,522	Rollins, Inc.	3,790,578

Communications Equipment – 1.2%
18,563	Motorola Solutions, Inc.	5,930,879

Consumer Finance – 0.8%
36,455	Discover Financial Services	3,846,732

Consumer Staples Distribution & Retail – 2.1%
8,174	Costco Wholesale Corp.	5,679,949
90,392	Kroger Co.	4,170,687

		9,850,636

Distributors – 0.7%
8,875	Pool Corp.	3,294,844

Diversified Telecommunication Services – 0.6%
38,930	Cogent Communications Holdings, Inc.	3,005,396

Electric Utilities – 0.9%
72,667	NextEra Energy, Inc.	4,260,466

Electronic Equipment, Instruments & Components – 4.6%
61,891	Amphenol Corp. Class A	6,257,180
14,180	Badger Meter, Inc.	2,041,778
24,235	CDW Corp.	5,494,559
170,431	Corning, Inc.	5,537,303

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
10,755	Littelfuse, Inc.	$ 2,601,635

		21,932,455

Energy Equipment & Services – 0.3%
22,256	Archrock, Inc.	363,663
30,734	Atlas Energy Solutions, Inc.	533,850
31,749	Kodiak Gas Services, Inc.	743,561

		1,641,074

Financial Services – 3.1%
18,144	Jack Henry & Associates, Inc.	3,008,819
12,783	Mastercard, Inc. Class A	5,742,507
21,280	Visa, Inc. Class A	5,814,973

		14,566,299

Food Products – 1.8%
111,556	Hormel Foods Corp.	3,387,955
67,425	Mondelez International, Inc. Class A	5,075,080

		8,463,035

Gas Utilities – 0.1%
29,477	Suburban Propane Partners LP	584,234

Ground Transportation – 0.5%
11,640	Landstar System, Inc.	2,231,621

Health Care Equipment & Supplies – 1.2%
16,943	Stryker Corp.	5,684,038

Health Care Providers & Services – 4.1%
1	CVS Health Corp.	75
10,807	Elevance Health, Inc.	5,332,606
10,156	Humana, Inc.	3,839,577
10,035	McKesson Corp.	5,016,396
10,764	UnitedHealth Group, Inc.	5,508,369

		19,697,023

Hotels, Restaurants & Leisure – 2.1%
8,145	Domino’s Pizza, Inc.	3,471,562
16,960	Papa John’s International, Inc.	1,246,221
55,499	Starbucks Corp.	5,163,072

		9,880,855

Household Products – 0.3%
5,100	WD-40 Co.	1,320,798

Independent Power and Renewable Electricity Producers – 0.5%
143,255	AES Corp.	2,389,493

Insurance – 1.5%
23,035	American Financial Group, Inc.	2,773,414
63,275	Lincoln National Corp.	1,736,899
11,285	Primerica, Inc.	2,642,495

		7,152,808

IT Services – 2.4%
20,585	Accenture PLC Class A	7,490,470
41,305	Amdocs Ltd.	3,786,842

		11,277,312

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 2.1%
33,635	Agilent Technologies, Inc.	$ 4,375,914
24,184	Danaher Corp.	5,801,983

		10,177,897

Machinery – 1.6%
37,903	Graco, Inc.	3,233,126
39,765	Mueller Industries, Inc.	1,908,720
29,140	Toro Co.	2,694,867

		7,836,713

Media – 5.9%
262,939	Comcast Corp. Class A	12,237,181
198,053	Interpublic Group of Cos., Inc.	6,533,769
106,915	New York Times Co. Class A	5,191,792
23,840	Nexstar Media Group, Inc.	4,236,606

		28,199,348

Metals & Mining – 1.3%
10,015	Reliance Steel & Aluminum Co.	2,858,481
25,944	Steel Dynamics, Inc.	3,131,182

		5,989,663

Multi-Utilities – 0.5%
93,650	NiSource, Inc.	2,432,091

Oil, Gas & Consumable Fuels – 14.4%
31,249	Cheniere Energy Partners LP	1,653,697
16,219	Cheniere Energy, Inc.	2,659,754
26,132	DT Midstream, Inc.	1,403,027
39,216	Enbridge, Inc.	1,392,168
695,368	Energy Transfer LP	9,943,777
264,551	EnLink Midstream LLC*	3,190,485
337,723	Enterprise Products Partners LP	9,037,467
48,993	Equitrans Midstream Corp.	499,239
75,771	Genesis Energy LP	873,640
11,969	Global Partners LP Class E	563,620
69,701	Hess Midstream LP Class A	2,356,591
15,235	Marathon Oil Corp.	348,120
225,224	MPLX LP	8,682,385
164,621	NuStar Energy LP	3,621,662
20,235	ONEOK, Inc.	1,381,039
408,106	Plains All American Pipeline LP	6,301,157
46,392	Sunoco LP	2,758,932
50,420	Targa Resources Corp.	4,283,683
190,813	Western Midstream Partners LP	5,482,057
61,991	Williams Cos., Inc.	2,148,608

		68,581,108

Personal Products – 1.2%
32,249	Estee Lauder Cos., Inc. Class A	4,256,546
11,675	Inter Parfums, Inc.	1,624,576

		5,881,122

Pharmaceuticals – 1.4%
53,405	Perrigo Co. PLC	1,713,232
25,165	Zoetis, Inc.	4,726,239

		6,439,471

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 0.5%
31,400	Robert Half, Inc.	$ 2,497,556

Residential REITs – 0.5%
37,420	Equity LifeStyle Properties, Inc.	2,532,960

Semiconductors & Semiconductor Equipment – 9.2%
44,760	Applied Materials, Inc.	7,354,068
11,237	KLA Corp.	6,675,228
8,585	Lam Research Corp.	7,084,084
9,015	Monolithic Power Systems, Inc.	5,433,521
27,122	Power Integrations, Inc.	2,033,065
44,220	Skyworks Solutions, Inc.	4,619,221
42,710	Teradyne, Inc.	4,125,359
41,539	Texas Instruments, Inc.	6,651,225

		43,975,771

Software – 6.0%
11,588	Intuit, Inc.	7,315,852
19,271	Microsoft Corp.	7,661,764
68,916	Oracle Corp.	7,697,917
11,179	Roper Technologies, Inc.	6,003,123

		28,678,656

Specialized REITs – 1.5%
19,739	American Tower Corp.	3,861,935
22,340	Extra Space Storage, Inc.	3,226,790

		7,088,725

Specialty Retail – 4.6%
47,914	Best Buy Co., Inc.	3,473,286
16,161	Home Depot, Inc.	5,704,187
24,437	Lowe’s Cos., Inc.	5,201,171
18,535	Tractor Supply Co.	4,162,961
16,277	Williams-Sonoma, Inc.	3,147,809

		21,689,414

Technology Hardware, Storage & Peripherals – 2.1%
177,701	HP, Inc.	5,101,796
54,785	NetApp, Inc.	4,777,252

		9,879,048

Textiles, Apparel & Luxury Goods – 1.4%
53,505	NIKE, Inc. Class B	5,432,362
12,105	Oxford Industries, Inc.	1,149,128

		6,581,490

Trading Companies & Distributors – 1.6%
66,523	Fastenal Co.	4,538,864
8,112	Watsco, Inc.	3,171,630

		7,710,494

TOTAL COMMON STOCKS (Cost $338,863,122)		$464,209,244

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) –1.9%
Goldman Sachs Financial Square Government Fund — Class R6
9,007,484	5.220%	$ 9,007,484
Goldman Sachs Financial Square Government Fund — Institutional Shares
307,246	5.223	307,246

TOTAL INVESTMENT COMPANIES (Cost $ 9,314,730)		$ 9,314,730

TOTAL INVESTMENTS – 99.3% (Cost $ 348,177,852)		$473,523,974

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		3,117,317

NET ASSETS – 100.0%		$476,641,291

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	55	03/15/24	$13,393,875	$440,832

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2024:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,107,717,121	$—
Bank Loans	—	123,414,316	—
Sovereign Debt Obligations	—	10,041,186	—
Mortgage-Backed Obligations	—	101,498	—
Common Stock and/or Other Equity Investments(a)
Asia	32,582,928	33,502	—
Europe	172,248,364	952,361	—
North America	629,933,893	—	3,894
South America	23,396,649	—	—
Securities Lending Reinvestment Vehicle	17,113,665	—	—
Preferred Stocks	—	8,425,329	—
Warrants	—	126,568	—
Exchange Traded Funds	23,696,822	—	—
Investment Companies	76,571,073	—	—

Total	$975,543,394	$1,250,811,881	$3,894

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$93,733	$—
Futures Contracts	10,252,460	—	—
Interest Rate Swap Contracts	—	7,189	—

Total	$10,252,460	$100,922	$—

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME BUILDER (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts(b)	$(4,094,227)	$—	$—
Interest Rate Swap Contracts(b)	—	(1,121,426)	—
Written Option Contracts	—	(1,009,523)	—

Total	$(4,094,227)	$(2,130,949)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$10,940,601	$—	$—
North America	453,268,643	—	—
Investment Companies	9,314,730	—	—

Total	$473,523,974	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$440,832	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the (Funds/Portfolios) from buying and selling securities (in the impact the Funds/Portfolios liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Other Investments Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

REIT Risk — REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.